As filed with the Securities and Exchange Commission on August 1, 2022

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	362	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	364	[ X ]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on August 8, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  328 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on February 17, 2022, and pursuant to Rule 485(a)(2) would become effective on May 3, 2022.

Post-Effective Amendment No. 338 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 23, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 340 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 6, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 342 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 28, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 345 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 19, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 347 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 20, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 349 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 21, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 351 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 22, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 353 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 25, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 355 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 26, 2022 as the new date upon which the Amendment would become effective with regard to the Direxion Daily META Bear 1X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily META Bull 2X Shares, Direxion Daily META Bear 2X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NFLX Bear 2X Shares, Direxion Daily AAPL Bear 2X Shares, Direxion Daily MSFT Bull 2X Shares, Direxion Daily MSFT Bear 2X Shares, Direxion Daily AMZN Bull 2X Shares, Direxion Daily AMZN Bear 2X Shares, Direxion Daily GOOGL Bull 2X Shares, Direxion Daily GOOGL Bear 2X Shares, Direxion Daily NVDA Bull 2X Shares and the Direxion Daily NVDA Bear 2X Shares.

Post-Effective Amendment No. 358 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 28, 2022 as the new date upon which the Amendment would become effective with regard to the Direxion Daily META Bear 1X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily META Bull 2X Shares, Direxion Daily META Bear 2X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NFLX Bear 2X Shares, Direxion Daily AAPL Bear 2X Shares, Direxion Daily MSFT Bull 2X Shares, Direxion Daily MSFT Bear 2X Shares, Direxion Daily AMZN Bull 2X Shares, Direxion Daily AMZN Bear 2X Shares, Direxion Daily GOOGL Bull 2X Shares, Direxion Daily GOOGL Bear 2X Shares, Direxion Daily NVDA Bull 2X Shares and the Direxion Daily NVDA Bear 2X Shares.

Post-Effective Amendment No. 360 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 2, 2022 as the new date upon which the Amendment would become effective with regard to the Direxion Daily META Bear 1X Shares, Direxion Daily NFLX Bear 1X Shares, Direxion Daily MSFT Bear 1X Shares, Direxion Daily AMZN Bear 1X Shares, Direxion Daily GOOGL Bear 1X Shares, Direxion Daily NVDA Bear 1X Shares, Direxion Daily META Bull 2X Shares, Direxion Daily META Bear 2X Shares, Direxion Daily NFLX Bull 2X Shares, Direxion Daily NFLX Bear 2X Shares, Direxion Daily AAPL Bear 2X Shares, Direxion Daily MSFT Bull 2X Shares, Direxion Daily MSFT Bear 2X Shares, Direxion Daily AMZN Bull 2X Shares, Direxion Daily AMZN Bear 2X Shares, Direxion Daily GOOGL Bull 2X Shares, Direxion Daily GOOGL Bear 2X Shares, Direxion Daily NVDA Bull 2X Shares and the Direxion Daily NVDA Bear 2X Shares.

This Post-Effective Amendment No. 362 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 362 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 362 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on August 1, 2022.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 362 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board	August 1, 2022
Daniel D. O’Neill

/s/ Angela Brickl	Trustee	August 1, 2022
Angela Brickl

/s/ Jacob C. Gaffey*	Trustee	August 1, 2022
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	August 1, 2022
David L. Driscoll

/s/ Henry W. Mulholland*	Trustee	August 1, 2022
Henry W. Mulholland

/s/ Kathleen M. Berkery*	Trustee	August 1, 2022
Kathleen M. Berkery

/s/ Mary Jo Collins*	Trustee	August 1, 2022
Mary Jo Collins

/s/ Carlyle Peake*	Trustee	August 1, 2022
Carlyle Peake

/s/ Patrick J. Rudnick*	Principal Executive Officer	August 1, 2022
Patrick J. Rudnick

/s/ Corey Noltner*	Principal Financial Officer	August 1, 2022
Corey Noltner

*By: /s/ Angela Brickl
Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 343 to the Trust’s Registration Statement filed with the SEC on June 17, 2022.